Income Taxes - Schedule of Loss Before Income Tax Expense (Details) $ in Thousands	11 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Loss Before Income Tax Expense [Abstract]
Domestic	$ (83,724)
Foreign
Loss before income tax expense	$ (83,724)